Annual Total Returns - FidelityInternationalRealEstateFund-RetailPRO - FidelityInternationalRealEstateFund-RetailPRO - Fidelity International Real Estate Fund - Fidelity International Real Estate Fund	Sep. 29, 2023
Bar Chart Table:
Annual Return 2013	12.58%
Annual Return 2014	4.21%
Annual Return 2015	1.79%
Annual Return 2016	(1.56%)
Annual Return 2017	26.69%
Annual Return 2018	(6.14%)
Annual Return 2019	27.92%
Annual Return 2020	5.70%
Annual Return 2021	11.87%
Annual Return 2022	(26.66%)